Long-term debt (Details 5)												1 Months Ended		1 Months Ended										1 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 Revolving Line of Credit Facility USD ($)	Mar. 31, 2012 Export Development Canada USD ($)	Oct. 30, 2010 Export Development Canada USD ($)	Mar. 31, 2012 BNDES - equipment finance USD ($)	Mar. 31, 2012 BNDES - equipment finance BRL	Mar. 31, 2011 BNDES - equipment finance USD ($)	Mar. 31, 2011 BNDES - equipment finance BRL	Apr. 30, 2008 BNDES - equipment finance USD ($)	Apr. 30, 2008 BNDES - equipment finance BRL	May 31, 2008 Mining project agreements USD ($)	May 31, 2008 NEXI USD ($)	Mar. 31, 2012 NEXI USD ($)	May 31, 2008 JBIC USD ($)	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ($) Y carrier	Mar. 31, 2012 Export Import Bank of China and the Bank of China Limited USD ($)	Mar. 31, 2012 Banco Nacional De Desenvolvimento Economico Social USD ($)	Mar. 31, 2012 Banco Nacional De Desenvolvimento Economico Social BRL	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social BRL	Mar. 31, 2012 Vale S.A., Vale Canada Limited and Vale International USD ($)	Mar. 31, 2012 Vale S.A., Vale Canada Limited and Vale International Revolving Line of Credit Facility USD ($)	Mar. 31, 2012 Vale International S.A USD ($)	Aug. 31, 2011 Syndicate of financial institutions USD ($) shipyard carrier capesize	Mar. 31, 2012 Syndicate of financial institutions USD ($)
Debt Instrument
Amount available under the facility, maximum				$ 1,000,000,000					$ 4,000,000,000	7,300,000,000	$ 5,000,000,000				$ 1,229,000,000									$ 530,000,000
Amount withdrawn under credit facility			675,000,000		2,176,000,000	3,986,000,000							300,000,000			466,000,000	336,000,000	615,000,000							178,000,000
Line of credit repayment term (in years)															13
Construction schedule, period for disbursing funds (in years)															3
Number of shipyards																								2
Amount available for investments from the facility		4,100,000,000																			3,000,000,000		350,000,000
Export facility agreement through PT International												2,000,000,000		3,000,000,000
Secured Debt	763,000,000
Letters of credit issued and outstanding pursuant Vale Canada Limited's facility																						110,000,000
Number of ore carriers acquired through financing																								5
Number of capesizes acquired through financing																								2
Number of ore carriers build through financing															12
Increased borrowing capacity under the facility							$ 56,000,000	103,000,000											$ 423,000,000	774,000,000